TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 11  -  TRANSACTIONS WITH RELATED PARTIES

		Year ended December 31,
		2013	2012
		U.S. $ in thousands

A.	Fees and related benefits and compensation expenses in respect of options granted to a member of the Board who is a related party	248	239

B.	As for transactions with Ramot, see Note 3.